Distribution and Selling Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Distribution and Selling Expenses [Abstract]
Rental	$ 21,527	$ 30,225	$ 508,039
Depreciation	2,680	490,527	1,239,644
Labor	258,233	211,274	739,789
Subsidy To Distributor	773.238	910,537	1,061,685
Promotion	32,216	137,210	899,664
Advertisement	1,591,742	1,554,023	1,702,863
Others	585,744	272,214	469,572
Total	$ 3,265,380	$ 3,606,010	$ 6,621,256